Share-Based Compensation (Details) - USD ($)					6 Months Ended		12 Months Ended
	Jun. 30, 2026	Apr. 01, 2026	Feb. 01, 2026	Oct. 16, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Sep. 23, 2025
Share-Based Compensation [Line Items]
Unrecognized compensation costs	$ 2,103,995						$ 2,103,995
Recognized over a weighted-average period							3 months 18 days
Share-based compensation expense							$ 2,709,004
Number of share options, granted							7,200,000
Exercise price of option granted							$ 0.67
Estimated fair value of share options at the grant date							$ 4,812,999
Number of share options vesting per month			300,000	300,000
Employee Stock [Member]
Share-Based Compensation [Line Items]
Number of share options, granted			3,600,000	3,600,000
Exercise price of option granted			$ 0.4	$ 0.4
Description of vesting term			February 1, 2026, to January 1, 2027	November 1, 2025, to October 1, 2026
Class A Ordinary Shares
Share-Based Compensation [Line Items]
Number of RSU, vested							1,315,000
Number of RSUs, granted							7,320,000
Shares reserved for issuance	6,005,000						6,005,000
2025 Equity Incentive Plan [Member] | Class A Ordinary Shares
Share-Based Compensation [Line Items]
Number of award granted										20,000,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Number of RSU, vested	1,315,000
Number of RSUs, granted							7,320,000
Unrecognized compensation costs	$ 6,083,370						$ 6,083,370
Recognized over a weighted-average period							1 year 3 months 18 days
Share-based compensation expense							$ 1,270,710
Shares reserved for issuance	6,005,000						6,005,000
Restricted Stock Units (RSUs) [Member] | Class A Ordinary Shares
Share-Based Compensation [Line Items]
Number of RSUs, granted		120,000	3,600,000	3,600,000			12,680,000